Document and Entity Information	12 Months Ended
Apr. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Magnolia Lane Income Fund
Entity Central Index Key	0001490490
Amendment Flag	true
Amendment Description	Resale Prospectus. This preliminary prospectus is to be used by the selling security holders in connection with a potential resale by certain seller security holders of up to an aggregate of 107,814 shares of the registrant's common stock, par value $0.0001, per share consisting of: (i) 53,907 shares of common stock, par value $0.0001 and (ii) 53,907 shares of common stock, par value $0.0001.
Document Type	S-1/A
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Apr. 30, 2015